OTHER RECEIVABLES - Current and Non-current Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Tax credit - VAT	$ 2,904	$ 4,358
Tax credit - Software Promotion Regime	0	493
Income tax credits	12,213	7,053
Tax credit - Knowledge Law (note 3.7.1.1)	18,645	7,230
Other tax credits	1,920	674
Guarantee deposits	455	0
Advances to suppliers	2,750	2,142
Prepaid expenses	10,029	6,625
Loans granted to employees	105	77
Other	173	2,981
Other receivables	49,194	31,633
Non-current
Tax credit - VAT	1,193	392
Income tax credits	10,671	3,037
Tax credit - Software Promotion Regime (note 3.7.1.1)	8	0
Tax credit - Knowledge Law (note 3.7.1.1)	5,951	1,784
Other tax credits	100	145
Guarantee deposits	4,390	3,091
Loans granted to employees	101	101
Prepaid expenses	1,172	1,348
Other	677	0
Subtotal	24,263	9,898
Allowance for impairment of tax credits	0	(269)	$ (378)	$ (675)
TOTAL	$ 24,263	$ 9,629